Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2025	Dec. 31, 2024 [1]	Sep. 30, 2024 [1]	Sep. 30, 2023 [1]
Statement of Financial Position [Abstract]
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)	15,000,000	15,000,000	15,000,000	15,000,000
Preferred stock, shares issued (in Shares)	200	0	0	0
Preferred stock, shares outstanding (in Shares)	200	0	0	0
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	150,000,000	150,000,000	150,000,000	40,000,000
Common stock, shares issued (in Shares)	11,096,264	4,930,531	2,098,999	1,259,333
Common stock, shares outstanding (in Shares)	11,096,264	4,930,531	2,098,999	1,259,333

[1]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 10.